LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.84%
Aerospace & Defense–3.30%
†Axon Enterprise, Inc.	31,000	$16,304,450
BWX Technologies, Inc.	14,300	1,410,695
HEICO Corp.	45,500	12,157,145
Howmet Aerospace, Inc.	53,000	6,875,690
†Loar Holdings, Inc.	20,400	1,441,260
†Standardaero, Inc.	46,548	1,240,039
		39,429,279
Banks–0.96%
†NU Holdings Ltd. Class A	1,124,200	11,511,808
		11,511,808
Beverages–0.52%
†Celsius Holdings, Inc.	57,191	2,037,143
Primo Brands Corp. Class A	118,900	4,219,761
		6,256,904
Biotechnology–4.24%
†Alkermes PLC	39,500	1,304,290
†Alnylam Pharmaceuticals, Inc.	51,345	13,864,177
†Argenx SE ADR	4,737	2,803,664
†Ascendis Pharma AS ADR	9,336	1,455,109
†Avidity Biosciences, Inc.	27,900	823,608
†BeiGene Ltd. ADR	6,500	1,769,105
†Blueprint Medicines Corp.	10,800	955,908
†Exact Sciences Corp.	36,454	1,578,094
†Insmed, Inc.	20,300	1,548,687
†Krystal Biotech, Inc.	6,100	1,099,830
†Legend Biotech Corp. ADR	30,600	1,038,258
†Madrigal Pharmaceuticals, Inc.	4,900	1,623,027
†Natera, Inc.	56,800	8,032,088
†Neurocrine Biosciences, Inc.	47,017	5,200,080
†Nuvalent, Inc. Class A	13,400	950,328
†Revolution Medicines, Inc.	26,100	922,896
†Sarepta Therapeutics, Inc.	34,900	2,227,318
†Summit Therapeutics, Inc.	61,900	1,194,051
†Ultragenyx Pharmaceutical, Inc.	15,000	543,150
†United Therapeutics Corp.	3,700	1,140,599
†Vaxcyte, Inc.	14,500	547,520
		50,621,787
Broadline Retail–0.98%
†Coupang, Inc.	449,700	9,861,921
†Ollie's Bargain Outlet Holdings, Inc.	15,300	1,780,308
		11,642,229
Building Products–1.19%
AAON, Inc.	27,500	2,148,575
Advanced Drainage Systems, Inc.	12,500	1,358,125
Carlisle Cos., Inc.	3,800	1,293,900
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Lennox International, Inc.	12,750	$7,150,583
†Trex Co., Inc.	38,800	2,254,280
		14,205,463
Capital Markets–7.13%
Ameriprise Financial, Inc.	40,250	19,485,427
ARES Management Corp. Class A	85,600	12,549,816
Blue Owl Capital, Inc.	189,800	3,803,592
†Coinbase Global, Inc. Class A	69,088	11,899,026
LPL Financial Holdings, Inc.	31,250	10,223,125
Morningstar, Inc.	5,125	1,536,834
MSCI, Inc.	19,900	11,253,450
†Robinhood Markets, Inc. Class A	37,200	1,548,264
StepStone Group, Inc. Class A	41,050	2,144,042
Stifel Financial Corp.	38,300	3,610,158
TPG, Inc.	31,500	1,494,045
Tradeweb Markets, Inc. Class A	37,417	5,554,928
		85,102,707
Chemicals–0.13%
RPM International, Inc.	13,800	1,596,384
		1,596,384
Commercial Services & Supplies–0.82%
†Clean Harbors, Inc.	8,000	1,576,800
†Copart, Inc.	31,392	1,776,473
GFL Environmental, Inc.	30,100	1,454,131
Republic Services, Inc.	6,655	1,611,575
Rollins, Inc.	30,130	1,627,924
Waste Connections, Inc.	9,193	1,794,382
		9,841,285
Communications Equipment–0.11%
†Ciena Corp.	21,600	1,305,288
		1,305,288
Construction & Engineering–1.15%
†API Group Corp.	46,200	1,652,112
Comfort Systems USA, Inc.	17,100	5,511,843
Quanta Services, Inc.	20,500	5,210,690
WillScot Holdings Corp.	49,300	1,370,540
		13,745,185
Construction Materials–0.34%
Vulcan Materials Co.	17,418	4,063,619
		4,063,619
Consumer Staples Distribution & Retail–1.64%
†BJ's Wholesale Club Holdings, Inc.	32,200	3,674,020
Casey's General Stores, Inc.	13,200	5,729,328
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†Performance Food Group Co.	36,700	$2,885,721
†U.S. Foods Holding Corp.	111,600	7,305,336
		19,594,405
Diversified Consumer Services–0.52%
†Bright Horizons Family Solutions, Inc.	11,900	1,511,776
†Duolingo, Inc.	9,900	3,074,346
Service Corp. International	20,700	1,660,140
		6,246,262
Diversified Telecommunication Services–0.01%
†=πSocure, Inc.	14,128	58,772
		58,772
Electrical Equipment–1.16%
AMETEK, Inc.	9,125	1,570,778
Hubbell, Inc.	4,400	1,456,004
Vertiv Holdings Co. Class A	149,700	10,808,340
		13,835,122
Electronic Equipment, Instruments & Components–0.91%
Badger Meter, Inc.	5,600	1,065,400
CDW Corp.	17,800	2,852,628
†Celestica, Inc.	10,200	803,862
†Coherent Corp.	13,400	870,196
Corning, Inc.	51,700	2,366,826
†Keysight Technologies, Inc.	8,062	1,207,446
†Zebra Technologies Corp. Class A	5,900	1,667,104
		10,833,462
Energy Equipment & Services–0.18%
Noble Corp. PLC	32,200	763,140
TechnipFMC PLC	45,300	1,435,557
		2,198,697
Entertainment–2.32%
†Liberty Media Corp.-Liberty Formula One Class C	27,400	2,466,274
†Live Nation Entertainment, Inc.	70,800	9,245,064
†ROBLOX Corp. Class A	206,500	12,036,885
†Take-Two Interactive Software, Inc.	8,700	1,803,075
TKO Group Holdings, Inc.	13,900	2,124,059
		27,675,357
Financial Services–2.20%
†Block, Inc.	111,950	6,082,243
Corebridge Financial, Inc.	55,300	1,745,821
†Corpay, Inc.	31,400	10,949,808
†=πIcapital, Inc.	54,676	765,448
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Shift4 Payments, Inc. Class A	17,400	$1,421,754
†Toast, Inc. Class A	158,700	5,264,079
		26,229,153
Food Products–0.08%
†Freshpet, Inc.	11,700	973,089
		973,089
Ground Transportation–1.99%
†Lyft, Inc. Class A	134,900	1,601,263
Old Dominion Freight Line, Inc.	87,500	14,476,875
†Saia, Inc.	8,450	2,952,683
†XPO, Inc.	43,400	4,668,972
		23,699,793
Health Care Equipment & Supplies–3.74%
Alcon AG	13,000	1,234,090
†Dexcom, Inc.	104,700	7,149,963
†Globus Medical, Inc. Class A	18,600	1,361,520
†IDEXX Laboratories, Inc.	39,500	16,588,025
†Inspire Medical Systems, Inc.	9,200	1,465,376
†Insulet Corp.	24,313	6,384,837
†Lantheus Holdings, Inc.	17,400	1,698,240
†Penumbra, Inc.	14,100	3,770,481
ResMed, Inc.	22,100	4,947,085
		44,599,617
Health Care Providers & Services–4.16%
Cardinal Health, Inc.	70,800	9,754,116
Cencora, Inc.	99,600	27,697,764
Chemed Corp.	2,500	1,538,300
Encompass Health Corp.	41,800	4,233,504
†Molina Healthcare, Inc.	5,900	1,943,401
Quest Diagnostics, Inc.	7,600	1,285,920
†Tenet Healthcare Corp.	24,100	3,241,450
		49,694,455
Health Care Technology–0.95%
†Veeva Systems, Inc. Class A	49,003	11,350,565
		11,350,565
Hotels, Restaurants & Leisure–6.57%
†Cava Group, Inc.	37,000	3,197,170
Churchill Downs, Inc.	26,800	2,976,676
Darden Restaurants, Inc.	22,436	4,661,304
Domino's Pizza, Inc.	5,900	2,710,755
†DoorDash, Inc. Class A	8,925	1,631,222
†DraftKings, Inc. Class A	183,562	6,096,094
†Dutch Bros, Inc. Class A	25,500	1,574,370
Expedia Group, Inc.	52,400	8,808,440
Hilton Worldwide Holdings, Inc.	60,000	13,653,000
Hyatt Hotels Corp. Class A	9,500	1,163,750
Las Vegas Sands Corp.	90,000	3,476,700
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Light & Wonder, Inc.	19,200	$1,662,912
†Planet Fitness, Inc. Class A	29,500	2,849,995
Royal Caribbean Cruises Ltd.	61,600	12,655,104
Texas Roadhouse, Inc.	37,600	6,265,288
†Viking Holdings Ltd.	35,967	1,429,688
Wingstop, Inc.	16,000	3,609,280
		78,421,748
Household Durables–0.30%
†NVR, Inc.	237	1,716,920
†SharkNinja, Inc.	11,600	967,556
†TopBuild Corp.	2,900	884,355
		3,568,831
Independent Power and Renewable Electricity Producers–1.31%
Vistra Corp.	133,200	15,643,008
		15,643,008
Industrial REITs–0.17%
Rexford Industrial Realty, Inc.	22,300	873,045
Terreno Realty Corp.	18,800	1,188,536
		2,061,581
Insurance–2.36%
Allstate Corp.	27,000	5,590,890
Arch Capital Group Ltd.	19,900	1,913,982
Arthur J Gallagher & Co.	8,881	3,066,076
Brown & Brown, Inc.	57,500	7,153,000
Hartford Insurance Group, Inc.	15,900	1,967,307
Kinsale Capital Group, Inc.	9,300	4,526,403
Ryan Specialty Holdings, Inc.	53,100	3,922,497
		28,140,155
Interactive Media & Services–0.83%
†Pinterest, Inc. Class A	282,900	8,769,900
†Reddit, Inc. Class A	10,526	1,104,177
		9,874,077
IT Services–4.00%
†Cloudflare, Inc. Class A	155,100	17,478,219
†Gartner, Inc.	35,300	14,816,822
†Globant SA	7,600	894,672
†GoDaddy, Inc. Class A	68,300	12,303,562
†MongoDB, Inc.	6,500	1,140,100
†Twilio, Inc. Class A	11,200	1,096,592
		47,729,967
Life Sciences Tools & Services–0.89%
Agilent Technologies, Inc.	9,400	1,099,612
†Bio-Rad Laboratories, Inc. Class A	4,100	998,596
Bio-Techne Corp.	24,800	1,454,024
†IQVIA Holdings, Inc.	9,020	1,590,226
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Medpace Holdings, Inc.	4,850	$1,477,747
†Mettler-Toledo International, Inc.	1,300	1,535,183
†Repligen Corp.	10,727	1,364,903
Revvity, Inc.	10,700	1,132,060
		10,652,351
Machinery–0.47%
Esab Corp.	13,817	1,609,681
†RBC Bearings, Inc.	4,300	1,383,611
†Symbotic, Inc.	45,100	911,471
Westinghouse Air Brake Technologies Corp.	9,300	1,686,555
		5,591,318
Media–0.96%
†Trade Desk, Inc. Class A	208,736	11,422,034
		11,422,034
Metals & Mining–0.13%
Steel Dynamics, Inc.	12,700	1,588,516
		1,588,516
Oil, Gas & Consumable Fuels–4.58%
Cheniere Energy, Inc.	47,900	11,084,060
Coterra Energy, Inc.	46,400	1,340,960
Diamondback Energy, Inc.	14,700	2,350,236
Expand Energy Corp.	18,200	2,026,024
Magnolia Oil & Gas Corp. Class A	66,100	1,669,686
Matador Resources Co.	24,200	1,236,378
Permian Resources Corp.	216,200	2,994,370
Targa Resources Corp.	109,000	21,851,230
Viper Energy, Inc.	225,394	10,176,539
		54,729,483
Paper & Forest Products–0.21%
Louisiana-Pacific Corp.	27,100	2,492,658
		2,492,658
Personal Care Products–0.13%
†elf Beauty, Inc.	24,150	1,516,379
		1,516,379
Pharmaceuticals–0.10%
†Verona Pharma PLC ADR	19,300	1,225,357
		1,225,357
Professional Services–4.63%
Booz Allen Hamilton Holding Corp.	70,820	7,406,356
Broadridge Financial Solutions, Inc.	42,013	10,186,472
†CACI International, Inc. Class A	3,000	1,100,760
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Equifax, Inc.	7,000	$1,704,920
†FTI Consulting, Inc.	8,300	1,361,864
KBR, Inc.	32,200	1,603,882
†Parsons Corp.	21,600	1,278,936
Paychex, Inc.	50,100	7,729,428
†Paylocity Holding Corp.	25,300	4,739,702
Verisk Analytics, Inc.	56,596	16,844,101
†Verra Mobility Corp.	56,100	1,262,811
		55,219,232
Real Estate Management & Development–0.38%
†CBRE Group, Inc. Class A	12,000	1,569,360
†CoStar Group, Inc.	23,400	1,853,982
FirstService Corp.	6,600	1,095,270
		4,518,612
Residential REITs–0.12%
Equity LifeStyle Properties, Inc.	22,200	1,480,740
		1,480,740
Retail REITs–0.43%
Simon Property Group, Inc.	30,900	5,131,872
		5,131,872
Semiconductors & Semiconductor Equipment–2.20%
Entegris, Inc.	48,599	4,251,441
†First Solar, Inc.	6,700	847,081
†Impinj, Inc.	7,300	662,110
†Lattice Semiconductor Corp.	46,200	2,423,190
†MACOM Technology Solutions Holdings, Inc.	9,600	963,648
MKS Instruments, Inc.	8,000	641,200
Monolithic Power Systems, Inc.	22,200	12,875,556
†Onto Innovation, Inc.	12,200	1,480,348
†Rambus, Inc.	40,800	2,112,420
		26,256,994
Software–18.02%
†Appfolio, Inc. Class A	7,000	1,539,300
†AppLovin Corp. Class A	104,081	27,578,343
†Braze, Inc. Class A	30,800	1,111,264
†=πCanva, Inc.	607	1,148,924
†CCC Intelligent Solutions Holdings, Inc.	111,100	1,003,233
†Clearwater Analytics Holdings, Inc. Class A	42,800	1,147,040
†Confluent, Inc. Class A	100,503	2,355,790
†CyberArk Software Ltd.	8,500	2,873,000
†=πDatabricks, Inc.	29,136	2,695,080
†Datadog, Inc. Class A	114,418	11,351,410
†Descartes Systems Group, Inc.	16,400	1,653,612
†Docusign, Inc.	83,800	6,821,320
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Dynatrace, Inc.	102,588	$4,837,024
†Elastic NV	24,000	2,138,400
†Fair Isaac Corp.	8,540	15,749,126
†Fortinet, Inc.	15,500	1,492,030
†Guidewire Software, Inc.	19,200	3,597,312
†HubSpot, Inc.	23,809	13,601,844
†Manhattan Associates, Inc.	31,300	5,416,152
†Monday.com Ltd.	7,000	1,702,120
†Nutanix, Inc. Class A	53,700	3,748,797
†Palantir Technologies, Inc. Class A	821,800	69,359,920
†Procore Technologies, Inc.	24,074	1,589,365
†PTC, Inc.	36,451	5,648,082
†Rubrik, Inc. Class A	17,000	1,036,660
†SailPoint, Inc.	121,663	2,281,181
†Samsara, Inc. Class A	41,700	1,598,361
†ServiceTitan, Inc. Class A	5,823	553,826
†=πSnyk Ltd.	62,548	495,380
†=πTanium, Inc. Class B	26,961	141,815
†Tyler Technologies, Inc.	16,500	9,592,935
†Zscaler, Inc.	47,000	9,325,740
		215,184,386
Specialized REITs–0.92%
CubeSmart	37,100	1,584,541
Iron Mountain, Inc.	77,200	6,642,288
Lamar Advertising Co. Class A	24,306	2,765,537
		10,992,366
Specialty Retail–4.23%
†AutoZone, Inc.	443	1,689,061
†Burlington Stores, Inc.	46,400	11,058,512
†Carvana Co.	17,900	3,742,532
Dick's Sporting Goods, Inc.	6,900	1,390,764
†Floor & Decor Holdings, Inc. Class A	15,700	1,263,379
†RH	4,200	984,522
Ross Stores, Inc.	76,500	9,775,935
Tractor Supply Co.	207,200	11,416,720
†Ulta Beauty, Inc.	16,453	6,030,683
Williams-Sonoma, Inc.	19,900	3,146,190
		50,498,298
Technology Hardware, Storage & Peripherals–0.98%
†Pure Storage, Inc. Class A	105,200	4,657,204
†Super Micro Computer, Inc.	204,100	6,988,384
		11,645,588
Textiles, Apparel & Luxury Goods–1.11%
†Birkenstock Holding PLC	26,200	1,201,270
†Deckers Outdoor Corp.	78,100	8,732,361
†On Holding AG Class A	34,400	1,510,848
†Skechers USA, Inc. Class A	31,300	1,777,214
		13,221,693
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.08%
†Core & Main, Inc. Class A	57,400	$2,772,994
Fastenal Co.	218,300	16,929,165
Ferguson Enterprises, Inc.	9,500	1,522,185
FTAI Aviation Ltd.	10,400	1,154,712
†SiteOne Landscape Supply, Inc.	8,500	1,032,240
United Rentals, Inc.	2,350	1,472,745
		24,884,041
Total Common Stock (Cost $852,209,500)		1,180,001,972
CONVERTIBLE PREFERRED STOCKS–0.96%
†=πCanva, Inc. Series A	36	68,140
†=πCanva, Inc. Series A-3	1	1,893
†=πCaris Life Sciences, Inc. Series D	107,248	527,660
†=πDatabricks, Inc. Series F	61,884	5,724,270
†=πDatabricks, Inc. Series G	6,699	619,657
†=πDatabricks, Inc. Series H	16,050	1,484,625
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
†=πDataRobot, Inc. Series G	43,773	$125,191
†=πRappi, Inc. Series E	27,648	603,003
†=πSnyk Ltd. Series F	104,823	830,198
†=πSocure, Inc. Series A	17,170	71,427
†=πSocure, Inc. Series A-1	14,092	58,623
†=πSocure, Inc. Series B	255	1,061
†=πSocure, Inc. Series E	32,664	135,882
†=πTanium, Inc. Series G	234,645	1,234,233
Total Convertible Preferred Stocks (Cost $9,934,202)		11,485,863

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	2,794,398	2,794,398
Total Money Market Fund (Cost $2,794,398)		2,794,398

TOTAL INVESTMENTS–100.04% (Cost $864,938,100)	1,194,282,233
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(426,307)
NET ASSETS APPLICABLE TO 40,835,379 SHARES OUTSTANDING–100.00%	$1,193,855,926

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $16,791,282, which represented 1.41% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$1,148,924
Canva, Inc. Series A	11/4/2021	61,371	68,140
Canva, Inc. Series A-3	11/4/2021	1,705	1,893
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	527,660
Databricks, Inc.	7/24/2020	466,419	2,695,080
Databricks, Inc. Series F	10/22/2019	885,940	5,724,270
Databricks, Inc. Series G	2/1/2021	396,063	619,657
Databricks, Inc. Series H	9/1/2021	1,179,420	1,484,625
DataRobot, Inc. Series G	6/11/2021	1,197,647	125,191
Icapital, Inc.	3/14/2025	765,448	765,448
Rappi, Inc. Series E	9/8/2020	1,651,858	603,003
Snyk Ltd.	9/3/2021	897,220	495,380
Snyk Ltd. Series F	9/3/2021	1,495,342	830,198
Socure, Inc.	12/22/2021	227,017	58,772
Socure, Inc. Series A	12/22/2021	275,898	71,427
Socure, Inc. Series A-1	12/22/2021	226,439	58,623
Socure, Inc. Series B	12/22/2021	4,097	1,061
Socure, Inc. Series E	10/27/2021	524,865	135,882
Tanium, Inc. Class B	9/24/2020	307,226	141,815
Tanium, Inc. Series G	8/16/2015	1,164,848	1,234,233
Total		$13,632,189	$16,791,282

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6